Schedule of Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Operating loss carryforwards	$ 1,678	$ 1,118
Research and development costs capitalized for tax purposes	423	341
Payroll and related payables	7	4
Lease liability	9	26
Total deferred tax assets	2,117	1,489
Right of use asset- deferred tax liability	(19)	(35)
Total deferred tax assets, net	2,098	1,454
Valuation allowance for deferred tax assets	(2,098)	(1,454)	$ (901)
Deferred tax assets, net of valuation allowance